Employee Benefit Plans	12 Months Ended
Dec. 31, 2023
Employee Benefit Plans [Abstract]
Employee Benefit Plans
21.

EMPLOYEE BENEFIT PLANS
Emera maintains a number of contributory defined-benefit (“DB”) and defined-contribution (“DC”) pension plans, which cover substantially all of its employees. In addition, the Company provides non-pension benefits for its retirees. These plans cover employees in Nova Scotia, New Brunswick, Newfoundland and
Labrador, Florida, New Mexico, Barbados, and Grand Bahama Island.
Emera’s net periodic benefit cost included the following:
Benefit Obligation and Plan Assets:
The changes in benefit obligation and plan assets, and the funded status for all plans were as follows:
For the

Year ended December 31
millions of dollars 2023 2022
Change in Projected Benefit Obligation
("PBO") and Accumulated Post-
retirement Benefit Obligation ("APBO")
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Balance, January 1 $

2,158 $

243 $

2,624 $

318
Service cost

30

3

41

4
Plan participant contributions

6

6

6

6
Interest cost

111

13

80

9
Plan amendments -

(14) -

-

Benefits paid

(147) (29) (174) (31)
Actuarial losses (gains)

146

10 (480) (79)
Settlements and curtailments (8) -

(6) -

FX translation adjustment (23) (5)

67

16
Balance, December 31 $

2,273 $

227 $

2,158 $

243
Change in plan assets
Balance, January 1
$

2,163 $

46
$

2,702 $

51
Employer contributions

42

23

45

24
Plan participant contributions

6

6

6

6
Benefits paid (147) (29) (174) (31)
Actual return on assets, net of expenses

262

3 (489) (7)
Settlements and curtailments (8) -

(6) -

FX translation adjustment (20) (1)

79

3
Balance, December 31 $

2,298 $

48 $

2,163 $

46
Funded status, end of year

$

25 $ (179) $

5 $ (197)
The actuarial losses recognized in the period are primarily due to changes in the discount rate, higher than expected indexation, and compensation-related assumption changes.
Plans with PBO/APBO in Excess of Plan Assets:
The aggregate financial position for all pension plans where the PBO or APBO (for post-retirement benefit plans) exceeded the plan assets for the years ended December 31 was as follows:
millions of dollars 2023 2022
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
PBO/APBO $

120 $

205 $

1,006 $

221
FV of plan assets

37 -

914 -

Funded status $ (83) $ (205) $ (92) $ (221)
Plans with Accumulated Benefit Obligation (“ABO”) in Excess of Plan Assets:
The ABO for the DB pension plans was $ 2,172

million as at December 31, 2023 (2022 – $
2,080

million).
The aggregate financial position for those plans with an ABO in excess of the plan assets for the years ended December 31 was as follows:
millions of dollars 2023 2022
Defined benefit
pension plans
Defined benefit
pension plans
ABO $

114 $

111
FV of plan assets

37

33
Funded status
$ (77) $ (78)
Balance Sheet:
The amounts recognized in the Consolidated Balance Sheets consisted of the following:
As at December 31 December 31
millions of dollars 2023 2022
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Other current liabilities $ (5) $ (18) $ (13) $ (20)
Long-term liabilities (78) (187) (80) (201)
Other long-term assets

108

26

98

24
AOCI, net of tax and regulatory assets

385

20

358

22
Less: Deferred income tax (expense)
recovery in AOCI
(8) (1) (7) (1)
Net amount recognized $

402 $ (160) $

356 $ (176)
Amounts Recognized in AOCI and Regulatory Assets:
Unamortized gains and losses and past service costs arising on post-retirement benefits are recorded in
AOCI or regulatory assets. The following table summarizes the change in AOCI and regulatory assets:
Regulatory assets
Actuarial

(gains) losses
Past service
(gains) costs millions of dollars
Defined Benefit Pension Plans
Balance, January 1, 2023 $

336 $

15 $ -

Amortized in current period (6) (3) -

Current year additions

1

41 -

Change in FX rate (7) -

-

Balance, December 31, 2023 $

324 $

53 $ -

Non-pension benefits plans
Balance, January 1, 2023 $

31 $ (10) $ -

Amortized in current period

2

3 -

Current year reductions (3) (1) (3)
Change in FX rate (1) -

1
Balance, December 31, 2023 $

29 $ (8) $ (2)
As at December
31
December
31 millions of dollars 2023 2022
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Actuarial losses (gains) $

53 (8)
$

15
$
(10)
Past service gains -

(2) -

-

Deferred income tax expense

8

1

7

1
AOCI, net of tax

61 (9)

22 (9)
Regulatory assets

324

29

336

31
AOCI, net of tax and regulatory assets $

385 $

20 $

358 $

22
Benefit Cost Components:
Emera's net periodic benefit cost included the following:
As at Year ended December 31
millions of dollars 2023 2022
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Service cost $

30 $

3 $

41 $

4
Interest cost

111

13

80

9
Expected return on plan assets (161) (2) (144) -

Current year amortization of:

Actuarial losses (gains)

1 (3)

8 -

Regulatory assets (liability)

6 (2)

21

2
Settlement, curtailments

2 -

2 -

Total $ (11) $

9 $

8 $

15
The expected return on plan assets is determined based on the market-related value of plan assets of
$ 2,577

million as at January 1, 2023 (2022 – $
2,482

million), adjusted for interest on certain cash flows
during the year. The market-related value of assets is based on a five-year smoothed asset value. Any investment gains (or losses) in excess of (or less than) the expected return on plan assets are recognized on a straight-line basis into the market-related value of assets over a five-year period.
Pension Plan Asset Allocations:
Emera’s investment policy includes discussion regarding the investment philosophy, the level of risk which the Company is prepared to accept with respect to the investment of the Pension Funds, and the basis for measuring the performance of the assets. Central to the policy is the target asset allocation by major asset categories. The objective of the target asset allocation is to diversify risk and to achieve asset returns that meet or exceed the plan’s actuarial assumptions. The diversification of assets reduces the inherent risk in financial markets by requiring that assets be spread out amongst various asset classes.
Within each asset class, a further diversification is undertaken through the investment in a broad range of investment and non-investment grade securities. Emera’s target asset allocation is as follows:
Canadian Pension Plans
Asset Class Target Range at Market
Short-term securities
0% to 10%
Fixed income 34% to 49%
Equities:

Canadian
7% to 17%

Non-Canadian
35% to 59%
Non-Canadian Pension Plans
Asset Class
Target Range at Market
Weighted average
Cash and cash equivalents 0% to 10%
Fixed income 29% to 49%
Equities 48% to 68%
Pension Plan assets are overseen by the respective Management Pension Committees in the sponsoring companies. All pension investments are in accordance with policies approved by the respective Board of
Directors of each sponsoring company.

The following tables set out the classification of the methodology used by the Company to FV its investments:
millions of dollars NAV Level 1 Level 2 Total Percentage
As at December 31, 2023
Cash and cash equivalents $ - $ 40 $ - $ 40 2%
Net in-transits - (9) - (9) - %
Equity securities:

Canadian equity
- 96 - 96 4%

United States equity

- 141 - 141 6%

Other equity
- 112 - 112 5%
Fixed income securities:

Government
- - 172 172 8%

Corporate
- - 90 90 4%

Other
- 4 5 9 - %
Mutual funds - 50 - 50 2%
Other - 6 (1) 5 - %
Open-ended investments
measured at NAV

(1)
1,006 - - 1,006 44%
Common collective trusts
measured at NAV
(2)
586 - - 586 25%
Total

$ 1,592 $ 440 $ 266 $ 2,298 100%
As at December 31, 2022
Cash and cash equivalents $ - $ 70 $ - $ 70 3%
Net in-transits - (70) - (70) (3) %
Equity securities:

Canadian equity
- 87 - 87 4%

United States equity

- 233 - 233 11%

Other equity
- 186 - 186 8%
Fixed income securities:

Government
- - 104 104 5%

Corporate
- - 83 83 4%

Other
- 3 11 14 1%
Mutual funds - 68 - 68 3%
Other - - (3) (3) - %
Open-ended investments
measured at NAV

(1)
790 - - 790 36%
Common collective trusts
measured at NAV
(2)
601 - - 601 28%
Total

$

1,391 $

577 $

195 $

2,163 100%
(1) Net asset value ("NAV") investments are open-ended

registered and non-registered mutual funds, collective investment trusts, or pooled funds. NAV’s are calculated

at least monthly and the funds honour subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV.

The NAVs are calculated based on bid prices

of the underlying
securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest
primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honour subscription and redemption activity regularly.
Refer to note 16 for more information on the FV hierarchy and inputs used to measure FV.
Post-Retirement Benefit Plans:
There are no assets set aside to pay for most of the Company’s post-retirement benefit plans. As is common practice, post-retirement health benefits are paid from general accounts as required. The primary exception to this is the NMGC Retiree Medical Plan, which is fully funded.
Investments in Emera:
As at December 31, 2023 and 2022, assets related to the pension funds and post-retirement benefit plans did not hold any material investments in Emera or its subsidiaries securities. However, as a significant portion of assets for the benefit plan are held in pooled assets, there may be indirect investments in these securities.
Cash Flows:
The following table shows expected cash flows for DB pension and other post-retirement benefit plans:
millions of dollars
Defined benefit
pension plans
Non-pension
benefit plans
Expected employer contributions
2024 $

34 $

19
Expected benefit payments
2024

172

21
2025

163

21
2026

166

21
2027

171

21
2028

173

20
2029 – 2033

890

95
Assumptions:
The following table shows the assumptions that have been used in accounting for DB pension and other post-retirement benefit plans:
2023 2022
(weighted average assumptions)
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Benefit obligation – December 31:
Discount rate - past service 4.89% 4.89% 5.33% 5.31%
Discount rate - future service 4.88% 4.89% 5.34% 5.32%
Rate of compensation increase 3.87% 3.85% 3.62% 3.61%
Health care trend

- initial (next year)
- 6.04% - 5.40%

- ultimate

- 3.76% - 3.77%

- year ultimate reached
2043 2043
Benefit cost for year ended December 31:
Discount rate - past service 5.33% 5.31% 3.05% 2.81%
Discount rate - future service 5.34% 5.32% 3.18% 2.92%
Expected long-term return on plan assets 6.56% 2.16% 6.07% 1.32%
Rate of compensation increase 3.62% 3.61% 3.31% 3.29%
Health care trend

- initial (current year)
- 5.40% - 5.09%

- ultimate

- 3.77% - 3.77%

- year ultimate reached
2043 2042
Actual assumptions used differ by plan.
The expected long-term rate of return on plan assets is based on historical and projected real rates of return for the plan’s current asset allocation, and assumed inflation. A real rate of return is determined for each asset class. Based on the asset allocation, an overall expected real rate of return for all assets is determined. The asset return assumption is equal to the overall real rate of return assumption added to the inflation assumption, adjusted for assumed expenses to be paid from the plan.
The discount rate is based on high-quality long-term corporate bonds, with maturities matching the estimated cash flows from the pension plan.
Defined Contribution Plan:
Emera also provides a DC pension plan for certain employees. The Company’s contribution for the year ended December 31, 2023 was $ 45

million (2022 – $
41

million).